Stockholders' Equity (Tables)	12 Months Ended
Apr. 02, 2016
Equity [Abstract]
Common stock reserved for future issuance
At April 2, 2016, the Company had reserved a total of approximately 22.2 million of its authorized 405.0 million shares of common stock for future issuance as follows (in thousands):

Outstanding stock options under formal directors’ and employees’ stock option plans	6,134
Possible future issuance under Company stock incentive plans	8,181
Employee stock purchase plan	5,814
Restricted stock-based units granted	2,095
Total shares reserved	22,224